Advantage II Variable Annuity

Advantage III Variable Annuity

National Advantage Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated September 9, 2013

to Prospectuses and Statement of Additional Information (SAI) Dated October 1, 2012

This Supplement describes an important change that is being made to one of the investment divisions available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

With respect to the Guggenheim VT Long Short Momentum Fund, this supplement will alter the prospectuses for the flexible premium deferred variable annuity contracts listed above in the following manner:

On page two of the prospectus, under Separate Account Investment Portfolios, the following name change is effective October 30, 2013.

Guggenheim U.S. VT Long Short Momentum Fund will change its name to Guggenheim VT Long Short Equity Fund

Under Investment Polices of The Funds’ Portfolios the following name change is effective October 30, 2013.

Guggenheim VT U.S. Long Short Momentum Fund will change its name to Guggenheim VT Long Short Equity Fund

Under CONDENSED FINANCIAL INFORMATION the following name change is effective October 30, 2013.

Guggenheim VT U.S. Long Short Momentum Fund will change its name to Guggenheim VT Long Short Equity Fund

A corresponding name change is hereby made throughout the prospectus.

With respect to the Guggenheim VT Long Short Momentum Fund, this supplement will alter the SAI’s for the contracts listed above in the following manner:

In the SAI’s under Condensed Financials the following name change is effective October 30, 2013.

Guggenheim VT U.S. Long Short Momentum Fund will change its name to Guggenheim VT Long Short Equity Fund

A corresponding name change is hereby made throughout the Statement of Additional Information (SAI).

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If you have any questions, please call the Principal Office Variable Annuity Customer Service toll-free at 1-866-270-9564, or write the Variable Annuity Customer Service at Midland National Life Insurance Company, Variable Annuity Customer Service, 4350 Westown Parkway, West Des Moines, IA 50266.

Please retain this supplement for future reference.